Summary of Significant Accounting Policies - Compensation Arrangements (Details)		12 Months Ended
	May 05, 2019	Dec. 31, 2021
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share based payment transactions with employees, generated from income investment vehicle, percent		15.00%
Expense from share based payment transactions with employees, generated from share of performance fees or carried interest, percent		50.00%
LTIP | Deferred Share Units (DSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	5 years	3 years
Bottom of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement		0.50
Top of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement		1.50